Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 14, 2019
Entity Registrant Name	dei_EntityRegistrantName	JACKSON VARIABLE SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001532747
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Oct. 14, 2019
Document Effective Date	dei_DocumentEffectiveDate	Oct. 14, 2019
Prospectus Date	rr_ProspectusDate	Apr. 29, 2019
JNL/WCM Focused International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Please change all references to WCM Investment Management to WCM Investment Management, LLC.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement Dated October 14, 2019

To The Prospectus Dated April 29, 2019

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

All changes are effective October 14, 2019.

Please change all references to WCM Investment Management to WCM Investment Management, LLC.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/DFA U.S. Small Cap Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses[2]	1.01%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.71%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.66%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[3]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/DFA U.S. Small Cap Fund, please delete the tables and corresponding footnotes and replace with the following:

JNL/DFA U.S. Small Cap Fund Class A
1 year	3 years	5 years	10 years
$103	$322	$558	$1,236

JNL/DFA U.S. Small Cap Fund Class I
1 year	3 years	5 years	10 years
$67	$222	$390	$878

In the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Mellon Equity Income Fund, please add the following after the second paragraph:

Effective October 14, 2019, for consistency with the Fund’s principal investment strategies, the Fund will replace the S&P 500 Value Index with the MSCI USA Value Index as the Fund's primary benchmark.

JNL/DFA U.S. Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/DFA U.S. Small Cap Fund, please delete the tables and corresponding footnotes and replace with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/DFA U.S. Small Cap Fund, please delete the tables and corresponding footnotes and replace with the following:
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement Dated October 14, 2019

To The Prospectus Dated April 29, 2019

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

All changes are effective October 14, 2019.

Please change all references to WCM Investment Management to WCM Investment Management, LLC.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/DFA U.S. Small Cap Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses[2]	1.01%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.71%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.66%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[3]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/DFA U.S. Small Cap Fund, please delete the tables and corresponding footnotes and replace with the following:

JNL/DFA U.S. Small Cap Fund Class A
1 year	3 years	5 years	10 years
$103	$322	$558	$1,236

JNL/DFA U.S. Small Cap Fund Class I
1 year	3 years	5 years	10 years
$67	$222	$390	$878

In the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Mellon Equity Income Fund, please add the following after the second paragraph:

Effective October 14, 2019, for consistency with the Fund’s principal investment strategies, the Fund will replace the S&P 500 Value Index with the MSCI USA Value Index as the Fund's primary benchmark.

JNL/DFA U.S. Small Cap Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[2]
1 year	rr_ExpenseExampleYear01	$ 103
3 years	rr_ExpenseExampleYear03	322
5 years	rr_ExpenseExampleYear05	558
10 years	rr_ExpenseExampleYear10	$ 1,236
JNL/DFA U.S. Small Cap Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Less Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	rr_NetExpensesOverAssets	0.66%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	04/29/20
1 year	rr_ExpenseExampleYear01	$ 67
3 years	rr_ExpenseExampleYear03	222
5 years	rr_ExpenseExampleYear05	390
10 years	rr_ExpenseExampleYear10	$ 878
JNL/Mellon Equity Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Mellon Equity Income Fund, please add the following after the second paragraph:

Effective October 14, 2019, for consistency with the Fund’s principal investment strategies, the Fund will replace the S&P 500 Value Index with the MSCI USA Value Index as the Fund's primary benchmark.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement Dated October 14, 2019

To The Prospectus Dated April 29, 2019

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

All changes are effective October 14, 2019.

Please change all references to WCM Investment Management to WCM Investment Management, LLC.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/DFA U.S. Small Cap Fund, please delete the tables and corresponding footnotes and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses[2]	1.01%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.71%
Less Waiver/Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.66%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[3]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/DFA U.S. Small Cap Fund, please delete the tables and corresponding footnotes and replace with the following:

JNL/DFA U.S. Small Cap Fund Class A
1 year	3 years	5 years	10 years
$103	$322	$558	$1,236

JNL/DFA U.S. Small Cap Fund Class I
1 year	3 years	5 years	10 years
$67	$222	$390	$878

In the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Mellon Equity Income Fund, please add the following after the second paragraph:

Effective October 14, 2019, for consistency with the Fund’s principal investment strategies, the Fund will replace the S&P 500 Value Index with the MSCI USA Value Index as the Fund's primary benchmark.

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.
[3]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.